6. Intangible Assets: Schedule of Expected Amortization Expense (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Expected Amortization Expense
Year Ending June 30,
2014	$134,219
2015	134,219
2016	134,219
2017	88,885
2018	9,849
$501,391